Other (expense), net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intra-Entity Foreign Currency Balance [Line Items]
Pension and postretirement expense	$ (180.8)	$ (387.1)	$ (43.2)
Foreign exchange losses	(14.5)	(0.2)	(6.8)
Other, net	54.5	(6.6)	(32.4)
Total other (expense), net	(140.8)	(393.9)	(82.4)
Foreign currency (gains) losses	7.1	1.0	47.4
Gain on settlement of litigation	40.0
Net gain related to favorable judgement	14.9
Foreign currency (gains) losses related to exiting foreign countries
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency (gains) losses	2.6	(3.7)	$ 2.9
Pension Plans
Intra-Entity Foreign Currency Balance [Line Items]
Settlement losses	$ 130.6	$ 348.9